Estimates, Significant Accounting Policies and Balance Sheet Detail (Narrative) (Details) (USD $)	12 Months Ended												12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Interstate Transportation and Storage [Member]	Dec. 31, 2013 Retail Marketing [Member]	Dec. 31, 2012 Retail Marketing [Member]	Dec. 31, 2013 Trunkline LNG [Member]	Dec. 31, 2012 Trunkline LNG [Member]	Oct. 05, 2012 Sunoco Merger [Member]		Mar. 25, 2012 Southern Union Merger [Member]		Dec. 31, 2012 PP&E [Member]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down													$ 128,000,000
Long-term Debt, Fair Value	23,970,000,000	24,150,000,000
Goodwill, Period Increase (Decrease)	(540,000,000)	4,400,000,000
Goodwill									2,641,000,000	[1]	2,497,000,000	[2]
Goodwill impairment	689,000,000	0	0	689,000,000
Goodwill acquired	156,000,000	5,147,000,000			156,000,000
GOODWILL	5,894,000,000	6,434,000,000	2,039,000,000				873,000,000	184,000,000
Excise Taxes Collected					2,220,000,000	573,000,000
Long-term Debt	$ 23,199,000,000	$ 22,053,000,000

[1]	(1)Includes amounts recorded with respect to Sunoco Logistics.
[2]	(2)Includes ETP’s acquisition of Citrus.